As filed with the Securities and Exchange Commission on August 8, 2012

File No. 033-65137

File No. 811-07455

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under the SECURITIES ACT OF 1933 Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

Under the INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 55	☒

(Check appropriate box or boxes)

Virtus Opportunities Trust

(Exact Name of Registrant as Specified in Charter)

Area Code and Telephone Number: (800) 243-1574

101 Munson Street

Greenfield, Massachusetts 01301

(Address of Principal Executive Offices)

Kevin J. Carr, Esq.

Counsel

Virtus Investment Partners, Inc.

100 Pearl St.

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies of All Correspondence to:

David Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on or at such later date as the Commission shall order pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment consists of the following:

1.	Facing Sheet of the Registration Statement
2.	This Explanatory Note
3.	Supplement dated August 8, 2012 to the Virtus Global Opportunities Fund and Virtus High Yield Fund Summary Prospectuses and the multi-fund Virtus Opportunities Trust Statutory Prospectus dated January 31, 2012, which contains disclosure required to add Class I Shares to Virtus Global Opportunities Fund and Virtus High Yield Fund
4.	Supplement dated August 8, 2012 to the Virtus Global Opportunities Fund and Virtus High Yield Fund Statement of Additional Information, which contains disclosure required to add Class I Shares to Virtus Global Opportunities Fund and Virtus High Yield Fund
5.	Part C
6.	Signature Page

This Post-Effective Amendment is being filed for the sole purpose of registering Class I Shares for each of the funds named above by inserting disclosure necessary and appropriate to add Class I Shares of these funds.

But for the supplemental disclosure filed herewith, the multi-fund Virtus Opportunities Trust Statutory Prospectus included in Part A and the Statement of Additional Information included in Part B of Registrant’s Post-Effective Amendment No. 51 to its registration statement filed on January 27, 2012, are incorporated by reference herein and this Post-Effective Amendment No. 54 is being filed for the sole purpose of registering Class I Shares of Virtus Global Opportunities Fund and Virtus High Yield Fund.

1

Virtus Global Opportunities Fund

and Virtus High Yield Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 8, 2012 to the

Summary Prospectus and Statutory Prospectus dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

As of August 8, 2012, Virtus Global Opportunities Fund and Virtus High Yield Fund began offering Class I Shares, in addition to the Class A Shares, Class B Shares and Class C Shares already offered. Accordingly, the funds’ prospectuses are hereby amended to add the following disclosure.

Virtus Global Opportunities Fund

The cover page of the statutory prospectus is hereby revised to replace the row showing ticker symbols for the fund’s share classes with the following:

	A	B	C	I	T
Virtus Global Opportunities Fund	NWWOX	WWOBX	WWOCX	WWOIX

In the section “Fees and Expenses” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table, and the footnotes following the tables, with the following:

	Class A		Class B		Class C		Class I

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	5.00%	(b)	1.00%	(b)	None

	Class A		Class B		Class C		Class I

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%		0.85%		0.85%		0.85%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	0.57%		0.57%		0.57%		0.57%	(c)

Total Annual Fund Operating Expenses	1.67%		2.42%		2.42%		1.42%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated.

In the section “Example” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing the table with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$735	$1,071	$1,430	$2,438
Class B	Sold	$645	$955	$1,291	$2,571
	Held	$245	$755	$1,291	$2,571
Class C	Sold	$345	$755	$1,291	$2,756
	Held	$245	$755	$1,291	$2,756
Class I	Sold or Held	$145	$449	$776	$1,702

After the second paragraph under “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.

Under “More Information About Fund Expenses” on page 85 of the fund’s statutory prospectus, the row pertaining to the fund is replaced with the following:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Through Date	Type*
Virtus Global Opportunities Fund	1.55%	2.30%	2.30%	1.30%	N/A	May discontinue at any time	V

Virtus High Yield Fund

The cover page of the statutory prospectus is hereby revised to replace the row showing ticker symbols for the fund’s share classes with the following:

	A	B	C	I	T
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX

In the section “Fees and Expenses” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing both the “Shareholder Fees” table and the “Annual Fund Operating Expenses” table, and the footnotes following the tables, with the following:

	Class A		Class B		Class C		Class I

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	3.75%		None		None		None
Maximum Deferred Sales Charge (load) (as a percentage of the lesser of purchase price or redemption proceeds)	1.00%	(a)	5.00%	(b)	1.00%	(b)	None

	Class A		Class B		Class C		Class I

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%		0.65%		0.65%		0.65%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%		1.00%		1.00%		None
Other Expenses	0.45%		0.45%		0.45%		0.45%	(c)

Total Annual Fund Operating Expenses	1.35%		2.10%		2.10%		1.10%

(a)	Generally, Class A Shares are not subject to any charges by the Fund when redeemed; however, a contingent deferred sales charge may be imposed on certain redemptions within 18 months on exchanges from a Virtus non-money market fund into a Virtus money market fund and purchases on which a finder’s fee has been paid. The 18-month period begins on the last day of the month preceding the month in which the purchase was made.

(b)	The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year. The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c)	Estimated.

In the section “Example” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add Class I Shares by replacing the table with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$507	$787	$1,087	$1,938
Class B	Sold	$613	$858	$1,129	$2,240
	Held	$213	$658	$1,129	$2,240
Class C	Sold	$313	$658	$1,129	$2,431
	Held	$213	$658	$1,129	$2,431
Class I	Sold or Held	$112	$350	$606	$1,340

After the second paragraph under “Performance Information” in the fund’s summary prospectus and in the summary section of the fund’s statutory prospectus, add the following paragraph:

Class I Shares have not had a full calendar year of investment operations. Therefore, performance information for Class I Shares is not included.

Under “More Information About Fund Expenses” on page 85 of the fund’s statutory prospectus, the row pertaining to the fund is replaced with the following:

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares	Through Date	Type*
Virtus High Yield Fund	1.15%	1.90%	1.90%	0.90%	N/A	May discontinue at any time	V

Both Funds

In the section “Purchase and Sale of Fund Shares” in each fund’s summary prospectus and in the summary section of the funds’ prospectus pertaining to each fund, to the heading of the table listing purchase minimums add “(except Class I shares)” and below such table add “For Class I Shares, the minimum initial purchase is $100,000; there is no minimum for additional purchases.”

In the section “Sales Charges,” beginning on page 138 of the funds’ statutory prospectus, replace the heading “Class I Shares (not offered by Virtus Global Opportunities Fund and Virtus High Yield Fund)” with “Class I Shares.”

Investors should retain this supplement with the Prospectuses for future reference.

VOT 8020/GlobalOpps&HY Class I (8/12)

Virtus Global Opportunities Fund

and Virtus High Yield Fund,

each a series of Virtus Opportunities Trust

Supplement dated August 8, 2012 to the

Statement of Additional Information (“SAI”) dated January 31, 2012, as supplemented

IMPORTANT NOTICE TO INVESTORS

As of August 8, 2012, Virtus Global Opportunities Fund and Virtus High Yield Fund began offering Class I Shares, in addition to the Class A Shares, Class B Shares and Class C Shares already offered. Accordingly, the funds’ SAI is hereby amended to add the following disclosure.

The cover page of the SAI is hereby revised to replace the rows showing ticker symbols for these funds’ share classes with the following:

	A	B	C	I	T
Virtus Global Opportunities Fund	NWWOX	WWOBX	WWOCX	WWOIX
Virtus High Yield Fund	PHCHX	PHCCX	PGHCX	PHCIX

Under the heading “The Adviser” in the section “Services of the Adviser and Subadviser” on page 42 of the funds’ SAI, the rows pertaining to these funds are replaced with the following:

	Type*	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class T Shares
Virtus Global Opportunities Fund	V	1.55%	2.30%	2.30%	1.30%	N/A
Virtus High Yield Fund	V	1.15%	1.90%	1.90%	0.90%	N/A

Investors should retain this supplement with the SAI for future reference.

VOT 8020B/GlobalOpps&HY Class I (8/12)

VIRTUS OPPORTUNITIES TRUST

PART C—OTHER INFORMATION

Item 28.	Exhibits

a.1.	Amended and Restated Agreement and Declaration of Trust dated March 1, 2001, filed via EDGAR with Post-Effective Amendment No. 12 (File No. 033-65137) on January 25, 2002 and incorporated herein by reference.

a.2.	Amendment to the Declaration of Trust of the Registrant, dated November 16, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.1.	Amended and Restated By-Laws dated November 16, 2005, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.2.	Amendment No. 1 to the Amended and Restated By-Laws of the Registrant, dated August 23, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

b.3.	Amendment No. 2 to the Amended and Restated By-Laws of the Registrant, dated November 17, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

c.	Reference is made to Registrant’s Agreement and Declaration of Trust. See Exhibit a.

d.1.	Amended and Restated Investment Advisory Agreement between the Registrant, on behalf of Virtus Bond Fund, and Virtus Investment Advisers, Inc. (“VIA”) effective November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 14 (File No. 033-65137) on January 29, 2004 and incorporated herein by reference.

d.2.	Subadvisory Agreement between VIA and Newfleet Asset Management, LLC (formerly SCM Advisors LLC) (“Newfleet”) dated July 1, 1998, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.3.	Investment Subadvisory Agreement Amendment between VIA and Newfleet effective July 1, 1998 for the purpose of amending the Subadvisory Agreement of the same date in order to correct a typographical error in such Subadvisory Agreement, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.4.	Amendment to Subadvisory Agreement between VIA and Newfleet dated November 20, 2002, filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference.

d.5.	Third Amendment to Subadvisory Agreement between VIA and Newfleet dated September 1, 2006, filed via EDGAR with Post-Effective Amendment No. 23 (File No. 033-65137) on January 30, 2007 and incorporated herein by reference.

d.6.	Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated June 8, 2006, filed via EDGAR with Post-Effective Amendment No. 22 (File No. 033-65137) on June 9, 2006 and incorporated herein by reference.

d.7.	Second Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA, dated June 27, 2007, on behalf of CA-Tax Exempt Bond Fund, Global Infrastructure Fund, High Yield Fund, Market Neutral Fund, Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.8.	Subadvisory Agreement between VIA and Duff & Phelps Investment Management Co. (“Duff & Phelps”), dated June 27, 2007 on behalf of Global Infrastructure Fund and Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.9.	Fourth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of High Yield Fund, dated June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

d.10.	Third Amendment to Amended and Restated Investment Advisory Agreement between Registrant and VIA dated September 24, 2007, on behalf of Virtus Alternatives Diversifier Fund, Virtus Foreign Opportunities Fund, Virtus Global Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus AlphaSector Rotation Fund and Virtus AlphaSector Allocation Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.11.	First Amendment to Subadvisory Agreement between VIA and Duff & Phelps dated September 24, 2007, on behalf of Virtus International Real Estate Securities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.12.	Subadvisory Agreement between VIA and Vontobel Asset Management, Inc. (“Vontobel”) dated September 24, 2007, on behalf of Virtus Foreign Opportunities Fund, filed via EDGAR with Post-Effective Amendment No. 28 (File No. 033-65137) on November 14, 2007 and incorporated herein by reference.

d.13.	Subadvisory Agreement between VIA and The Boston Company Asset Management, LLC (“TBCAM”) dated January 10, 2008, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.14.	Fourth Amendment to Amended and Restated Investment Advisory Agreement, between the Registrant and VIA on behalf of Virtus Senior Floating Rate Fund effective as of January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

d.15.	Fifth Amendment to Amended and Restated Investment Advisory Agreement, by and between the Registrant and VIA effective as of October 1, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

d.16.	First Amendment to Subadvisory Agreement between VIA and Vontobel dated January 1, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

d.17.	Second Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Global Opportunities Fund dated January 28, 2009, filed via EDGAR with Post-Effective Amendment No. 33 (File No. 033-65137) on March 2, 2009 and incorporated herein by reference.

d.18.	Sixth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA on behalf of Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund and Virtus Greater European Opportunities Fund effective as of March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.19.	Seventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of May 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.20.	Third Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated April 21, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.21.	Second Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Real Estate Securities Fund dated March 2, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.22.	Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSectorSM Rotation Fund dated September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.23.	Eighth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 29, 2009, filed via EDGAR with Post-Effective Amendment No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

d.24.	Fifth Amendment to Subadvisory Agreement between VIA and Newfleet, on behalf of Bond Fund and High Yield Fund, dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.25.	First Amendment to Subadvisory Agreement between VIA and TBCAM dated January 1, 2010, on behalf of Virtus Market Neutral Fund, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.26.	Fourth Amendment to Subadvisory Agreement between VIA and Vontobel on behalf of Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.27.	First Amendment to Subadvisory Agreement between VIA and F-Squared Investments, Inc. on behalf of AlphaSectorSM Rotation Fund dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.28.	Ninth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.29.	Tenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.30.	Eleventh Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.31.	Twelfth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.32.	Thirteenth Amendment to Amended and Restated Investment Advisory Agreement, by and between Registrant and VIA effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.33.	Third Amendment to Subadvisory Agreement between VIA and Duff & Phelps on behalf of Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

d.34.	Subadvisory Agreement between VIA and Euclid Advisors LLC (“Euclid”) on behalf of Alternatives Diversifier Fund, AlphaSector Rotation Fund, AlphaSector Allocation Fund, Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund, and Premium AlphaSector Fund dated September 30, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.35.	Assignment and Assumption Agreement among F-Squared Investments, Inc. and F-Squared Institutional Advisors, LLC on behalf of Premium AlphaSector Fund dated August 25, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.36.	Second Amendment to Subadvisory Agreement between VIA and F-Squared Investments, Inc. dated March 25, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.37.	Subadvisory Agreement between VIA and F-Squared Institutional Advisors, LLC on behalf of Virtus Premium AlphaSector Fund dated August 25, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.38.	First Amendment to Subadvisory Agreement between VIA and F-Squared Institutional Advisors, LLC, on behalf of Premium AlphaSector Fund, Allocator Premium AlphaSector Fund and Global Premium AlphaSector Fund dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.39.	Subadvisory Agreement between VIA and Harris Investment Management, Inc. (“Harris”) on behalf of Virtus Global Commodities Stock Fund dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.40.	Sixth Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund and Senior Floating Rate Fund dated June 2, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.41.	Seventh Amendment to Subadvisory Agreement between VIA and Newfleet on behalf of CA Tax-Exempt Bond Fund dated September 30, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

d.42.	Subadvisory Agreement between VIA and Pyrford International Ltd. on behalf of International Equity Fund dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

e.1.	Underwriting Agreement between VP Distributors, Inc. (“VP Distributors”) and Registrant dated July 1, 1998 and filed via EDGAR with Post-Effective Amendment No. 15 (File No. 033-65137) on January 25, 2005 and incorporated herein by reference. A Form of Underwriting Agreement between VP Distributors and Registrant was previously filed via EDGAR with Post-Effective Amendment No. 5 (File No. 033-65137) on May 20, 1998 and incorporated herein by reference.

e.2.	Form of Sales Agreement between VP Distributors and dealers (December 20, 2011), filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

f.	None.

g.1.	Master Custody Agreement between Registrant and The Bank of New York Mellon, dated November 5, 2009, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

g.2.	First Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated September 14, 2010, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.3.	Second Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated February 25, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.4.	Third Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated March 15, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

g.5.	Fourth Amendment to Master Custody Agreement between Registrant and The Bank of New York Mellon, dated July 18, 2011, filed via with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.1.	Amended and Restated Transfer Agency and Service Agreement between the Virtus Mutual Funds and VP Distributors dated January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.2.	Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.3.	Second Amendment to Amended and Restated Transfer Agency and Service Agreement between Virtus Mutual Funds and VP Distributors effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.4.	Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2010, filed via EDGAR with PEA No. 36 (File No. 033-65137) on January 28, 2010 and incorporated herein by reference.

h.5.	Seventh Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

h.6.	First Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.7.	Second Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.8.	Third Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.9.	Fourth Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated January 1, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.10.	Eighth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of January 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.11.	Ninth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 1, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.12.	Tenth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of April 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.13.	Eleventh Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

h.14.	Twelfth Amendment to Amended and Restated Expense Limitation Agreement between Registrant and VIA on behalf of Virtus Alternatives Diversifier Fund, Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund, Virtus Global Real Estate Securities Fund, Virtus Greater Asia ex Japan Opportunities Fund, Virtus Greater European Opportunities Fund, Virtus International Real Estate Securities Fund, Virtus Market Neutral Fund and Virtus Senior Floating Rate Fund effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

h.15.	Fifth Amendment to Amended and Restated Administration Agreement among Registrant and VP Distributors, Inc. dated March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

i.1.	Opinion and consent of Morris, Nichols, Arsht & Tunnell, filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

i.2.	Opinion of Counsel as to legality of shares dated September 29, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

i.3.*	Opinion of Counsel as to legality of shares dated August 8, 2012, filed via EDGAR herewith.

j.	Consent of Independent Registered Public Accounting Firm, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

k.	None.

l.	Share Purchase Agreement (the “Share Purchase Agreement”) between Registrant and GMG/Seneca Capital Management, L.P., filed via EDGAR with Pre-Effective Amendment No. 2 (File No. 033-65137) on February 29, 1996 and incorporated herein by reference.

m.1.	Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.2.	Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.3.	Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 1, 2007, filed via EDGAR with Post-Effective Amendment No. 25 (File No. 033-65137) on June 27, 2007 and incorporated herein by reference.

m.4.	Amendment to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.5.	Amendment to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.6.	Amendment to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.7.	Class T Shares Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940, effective June 27, 2007, filed via EDGAR with Post-Effective Amendment No. 27 (File No. 033-65137) on September 24, 2007 and incorporated herein by reference.

m.8.	Amendment No. 2 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.9.	Amendment No. 2 to Class B Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.10.	Amendment No. 2 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 24, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.11.	Amendment No. 3 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.12.	Amendment No. 3 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective October 1, 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.13.	Amendment No. 4 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.14.	Amendment No. 4 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective January 31, 2008, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

m.15.	Amendment No. 5 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.16.	Amendment No. 6 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.17.	Amendment No. 5 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 2, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.18.	Amendment No. 6 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective April 21, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

m.19.	Amendment No. 7 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.20.	Amendment No. 7 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.21.	Amendment No. 8 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.22.	Amendment No. 8 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

m.23.	Amendment No. 9 to Class A Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

m.24.	Amendment No. 9 to Class C Shares Amended and Restated Distribution Plan Pursuant to Rule 12b-1 under the Investment Company Act of 1940 effective March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

n.1.	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of August 19, 2009, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

n.2.	First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of June 30, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

n.3.	Second Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of September 14, 2010, filed via EDGAR with Post-Effective Amendment No. 44 (File No. 033-65137) on January 27, 2011 and incorporated herein by reference.

n.4.	Third Amendment to Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective as of March 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

o.	Reserved.

p.1.	Amended and Restated Codes of Ethics of the Virtus Mutual Funds and the Distributor (VP Distributors) dated November 2008, filed via EDGAR with Post-Effective No. 34 (File No. 033-65137) on October 1, 2009 and incorporated herein by reference.

p.2.	Amended and Restated Code of Ethics of Euclid, Duff & Phelps, Newfleet, Virtus Alternative Investment Advisers, Inc., VIA and VP Distributors dated August 15, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.3.	Standards of Business Conduct and Code of Ethics for Investment and Mutual Fund Personnel of Subadviser (Harris), amended as of January 3, 2007, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.4.	Code of Conduct of Subadviser (TBCAM), dated July 2007, filed via EDGAR with Post-Effective Amendment No. 29 (File No. 033-65137) on January 28, 2008 and incorporated herein by reference.

p.5.	Code of Ethics of Subadviser (Vontobel) dated April 23, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

p.6.	Code of Ethics of Subadviser F-Squared Investments, Inc. and F-Squared Institutional Advisors, LLC (“F-Squared”), dated December 31, 2011, filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

p.7.	Code of Ethics of Subadviser Pyrford International Ltd. (“Pyrford”), filed via EDGAR with Post-Effective Amendment No. 51 (File No. 033-65137) on January 27, 2012 and incorporated herein by reference.

q.	Power of Attorney for all Trustees, dated February 28, 2008, filed via EDGAR with Post-Effective Amendment No. 32 (File No. 033-65137) on January 28, 2009 and incorporated herein by reference.

*	Filed herewith

Item 29.	Persons Controlled by or Under Common Control with the Fund

None.

Item 30.	Indemnification

The Amended and Restated Agreement and Declaration of Trust dated March 1, 2001 and the Bylaws dated November 16, 2005 of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person’s duties. The Amended and Restated Investment Advisory Agreement, Underwriting Agreement, Master Custodian Contract and Transfer Agency and Service Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “Act”), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Fund” in the Prospectus and “Services of the Adviser and Subadviser” and “Management of the Trust” in the Statement of Additional Information which is included in this Post-Effective Amendment. For information as to the business, profession, vocation or employment of a substantial nature of directors and officers of the Adviser and Subadvisers, reference is made to the Adviser’s and Subadviser’s current Form ADV (VIA: SEC File No. 801-5995; Duff & Phelps: SEC File No. 801-14813; Euclid: SEC File No. 801-54263; F-Squared Investments: SEC File No. 801-69937; F-Squared Institutional: SEC File No. 801-71753; Harris: SEC File No. 801-35533; Kayne: SEC File No. 801-24241; Newfleet: SEC File No. 801-51559; Vontobel: SEC File No. 801-21953; and Pyrford: SEC File No. 801-34270) filed under the Investment Advisers Act of 1940, and incorporated herein by reference.

Item 32.	Principal Underwriter

(a)	VP Distributors serves as the principal underwriter for the following registrants:

Virtus Equity Trust, Virtus Insight Trust, and Virtus Opportunities Trust.

(b)	Directors and executive officers of VP Distributors are as follows:

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

George R. Aylward 100 Pearl Street Hartford, CT 06103	Director and Executive Vice President	Trustee and President

Kevin J. Carr 100 Pearl Street Hartford, CT 06103	Vice President, Counsel and Secretary	Vice President, Counsel, Chief Legal Officer and Secretary

Nancy J. Engberg 100 Pearl Street Hartford, CT 06103	Vice President and Assistant Secretary	Vice President and Chief Compliance Officer

David G. Hanley 100 Pearl Street Hartford, CT 06103	Vice President and Treasurer	None

David C. Martin 100 Pearl Street Hartford, CT 06103	Vice President and Chief Compliance Officer	None

Jeffrey T. Cerutti 100 Pearl Street Hartford, CT 06103	Director and President	None

Name and Principal Business Address	Positions and Offices with Distributor	Positions and Offices with Registrant

Francis G. Waltman 100 Pearl Street Hartford, CT 06103	Director	Senior Vice President

(c)	To the best of the Registrant’s knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant’s last fiscal year.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include:

Secretary of the Trust:

Kevin J. Carr, Esq.

100 Pearl Street

Hartford, CT 06103

Investment Adviser:

Virtus Investment Advisers, Inc.

100 Pearl Street

Hartford, CT 06103

Subadviser for Market Neutral Fund

The Boston Company Asset Management, LLC

One Boston Place

Boston, MA 02108

Subadviser for Global Infrastructure Fund, Global Real Estate Securities Fund, International Real Estate Securities Fund and Real Estate Securities Fund:

Duff & Phelps Investment Management Co.

200 South Wacker Drive, Suite 500

Chicago, IL 60606

Subadviser to: Alternatives Diversifier Fund, AlphaSector Rotation Fund, AlphaSector Allocation Fund, Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund, and Premium AlphaSector Fund

Euclid Advisors, LLC

100 Pearl Street

Hartford, CT 06103

Subadviser to Allocator Premium AlphaSector Fund, Global Premium AlphaSector Fund and Premium AlphaSector Fund:

F-Squared Institutional Advisors, LLC

2221 Washington Street, Suite 201

Newton, MA 02462

Subadviser to AlphaSector Rotation Fund:

F-Squared Investments, Inc.

2221 Washington Street, Suite 201

Newton, MA 02462

Subadviser to: Global Commodities Stock Fund

BMO Asset Management Corp.

190 South LaSalle Street, 4th Floor

Chicago, IL 60603

Subadviser to: Multi-Sector Fixed Income Fund, Multi-Sector Short Term Bond Fund, Senior Floating Rate Fund, CA Tax-Exempt Bond Fund and High Yield Fund

Newfleet Asset Management, LLC

100 Pearl Street

Hartford, CT 06103

Subadviser to: Bond Fund

Newfleet Asset Management, LLC

909 Montgomery Street, Fifth Floor

San Francisco, CA 94133

Subadviser to International Equity Fund:

Pyrford International Ltd.

79 Grosvenor Street

London

W1K 3JU

United Kingdom

Subadviser to Foreign Opportunities Fund, Global Opportunities Fund, Greater Asia ex Japan Opportunities Fund and Greater European Opportunities Fund:

Vontobel Asset Management, Inc.

1540 Broadway, 38th Floor

New York, NY 10036

Principal Underwriter, Administrator and Transfer Agent:

VP Distributors, LLC

100 Pearl Street

Hartford, CT 06103

Custodian and Dividend Dispersing Agent:

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Fund Accountant and Subadministrator:

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 8th day of August, 2012.

VIRTUS OPPORTUNITIES TRUST

By:	/s/ GEORGE R. AYLWARD
George R. Aylward
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 8th day of August, 2012.

Signature	Title

/s/ GEORGE R. AYLWARD George R. Aylward	Trustee and President (principal executive officer)

/s/ W. PATRICK BRADLEY W. Patrick Bradley	Senior Vice President, Chief Financial Officer and Treasurer (principal financial and accounting officer)

/s/ LEROY KEITH, JR. Leroy Keith, Jr.*	Trustee

/s/ PHILIP R. MCLOUGHLIN Philip R. McLoughlin*	Trustee and Chairman

/s/ GERALDINE M. MCNAMARA Geraldine M. McNamara*	Trustee

/s/ JAMES M. OATES James M. Oates*	Trustee

/s/ RICHARD E. SEGERSON Richard E. Segerson*	Trustee

/s/ FERDINAND L.J. VERDONCK Ferdinand L.J. Verdonck*	Trustee

*By	GEORGE R. AYLWARD
*George R. Aylward, Attorney-in-Fact, pursuant to a power of attorney